BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Jun. 27, 2020
Business Combination and Asset Acquisition [Abstract]
Schedule of business acquisitions

	2019 Acquisitions							2020 Acquisitions
	LVMC, LLC	Monarch	Viktoriya’s Medical Supplies LLC	Future Transactions Holdings LLC	Kannaboost Technology Inc. and CSI Solutions LLC	PHSL, LLC	2019 TOTAL	MattnJeremy, Inc.	MME Evanston Retail, LLC	2020 TOTAL
Closing Date:	October 9, 2018	December 3, 2018	January 15, 2019	February 4, 2019	February 13, 2019	March 29, 2019		September 3, 2019	December 2, 2019

Total Consideration

Cash	$10,075,000	$6,986,541	$3,800,000	$3,050,000	$2,000,000	$750,000	$26,661,541	$1,000,000	$-	$1,000,000
Note Payable	-	-	6,500,000	3,000,000	15,000,000	2,250,000	26,750,000	-	-	-
Relief of Credit	-	-	-	-	-	-	-	-	6,930,557	6,930,557
Stock Issued:
Subordinate Voting Shares	-	13,337,471	-	6,895,270	14,169,438	-	34,402,179	-	-	-
Present Value of Deferred Payments	-	-	-	-	-	-	-	1,875,000	-	1,875,000
Contingent Consideration	-	774,000	-	-	-	-	774,000	9,833,000	-	9,833,000

Total Consideration	$10,075,000	$21,098,012	$10,300,000	$12,945,270	$31,169,438	$3,000,000	$88,587,720	$12,708,000	$6,930,557	$19,638,577

Number of Shares Issued:
Subordinate Voting Shares	-	4,019,065	-	2,117,238	4,739,626	-	10,875,929	5,112,263	-	5,112,263

Preliminary Accounting Estimate of Net Assets Acquired

Current Assets	$-	$1,670,296	$200,000	$88,142	$1,857,589	$114,645	$3,930,672	$405,000	$537,771	$942,771
Fixed Assets	-	162,560	-	436,499	3,220,955	-	3,820,014	-	430,621	430,621
Non-Current Assets	-	-	3,328	-	-	-	3,328	-	-	-
Liabilities Assumed	-	(647,800)	-	(24,481)	-	(67,989)	(740,270)	-	-	-
Deferred Tax Liabilities	(1,028,307)	(1,229,995)	(1,539,744)	(1,444,940)	(6,059,814)	(474,158)	(11,776,958)	(1,844,465)	(1,583,745)	(3,428,210)
Intangible Assets:										-
Customer Relationships	770,000	1,820,000	1,650,000	1,550,000	3,390,000	659,000	9,839,000	830,000	300,000	1,130,000
Dispensary License	4,889,000	2,410,000	3,510,000	2,530,000	13,900,000	930,000	28,169,000	5,100,000	4,500,000	9,600,000

Total Intangible Assets	5,659,000	4,230,000	5,160,000	4,080,000	17,290,000	1,589,000	38,008,000	5,930,000	4,800,000	10,730,000

Total Identifiable Net Assets	4,630,693	4,185,061	3,823,584	3,135,220	16,308,730	1,161,498	33,244,786	4,490,535	4,184,647	8,675,182

Goodwill (1)	5,444,307	16,912,951	6,476,416	9,810,050	14,860,708	1,838,502	55,342,934	8,217,465	2,745,910	10,963,375

Total Preliminary Accounting Estimate of Net Assets Acquired	$10,075,000	$21,098,012	$10,300,000	$12,945,270	$31,169,438	$3,000,000	$88,587,720	$12,708,000	$6,930,557	$19,638,577

Acquisition Costs Expensed (3)	$650,000	$1,147,320	$528,888	$252,492	$-	$-	$2,578,700	$421,497	$-	$421,497
Net Income (Loss)	$(2,108,596)	$(1,369,842)	$(1,462,801)	$(455,441)	$(1,143,117)	$91,646	$(6,448,151)	$(11,293,305)	$870,289	$(10,423,016)
Revenues	$1,914,479	$3,905,002	$2,960,376	$1,665,602	$6,139,233	$331,535	$16,916,227	$3,199,684	$6,283,249	$9,482,933
Pro Forma Net Income (Loss) (2)	$(140,000)	$(219,000)	$(755,000)	$(250,000)	$2,511,000	$(235,000)	$912,000	$10,000	$(132,726)	$(122,726)
Pro Forma Revenues (2)	$-	$5,770,000	$5,334,000	$1,664,000	$11,044,000	$1,232,000	$25,044,000	$50,000	$4,488,035	$4,538,035